Other Financial Assets (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Financial Assets [Abstract]
Summary of Other Financial Assets
	2019	2018	2017
	A$’000	A$’000	A$’000
Market value of listed shares	1	30	—
Security deposit	147	100	100
Deposit other	33	—	—
	181	130	100